Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Credit Card (Details) - Total Consumer [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 398,355	$ 382,274
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	46,029	38,243
Revolving loans converted to term loans, finance receivable	264	210
Total loans	46,293	38,453
Credit card [Member] | FICO 740 or more [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	16,681	14,240
Revolving loans converted to term loans, finance receivable	19	19
Total loans	16,700	14,259
Credit card [Member] | FICO 700 to 739 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	10,640	9,254
Revolving loans converted to term loans, finance receivable	37	39
Total loans	10,677	9,293
Credit card [Member] | FICO 660 to 699 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	9,573	7,934
Revolving loans converted to term loans, finance receivable	55	52
Total loans	9,628	7,986
Credit card [Member] | FICO 620 to 659 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	4,885	3,753
Revolving loans converted to term loans, finance receivable	45	38
Total loans	4,930	3,791
Credit card [Member] | FICO less than 620 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	4,071	2,945
Revolving loans converted to term loans, finance receivable	107	61
Total loans	4,178	3,006
Credit card [Member] | No FICO available [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	179	117
Revolving loans converted to term loans, finance receivable	1	1
Total loans	180	118
Credit card [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	45,131	37,686
Revolving loans converted to term loans, finance receivable	223	192
Total loans	45,354	37,878
Credit card [Member] | 30 to 89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	457	294
Revolving loans converted to term loans, finance receivable	27	12
Total loans	484	306
Credit card [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving loans, finance receivable	441	263
Revolving loans converted to term loans, finance receivable	14	6
Total loans	$ 455	$ 269